Inventory (Details) - Schedule of inventory - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory [Abstract]
Finished goods and goods for resale	£ 114,694	£ 42,970